Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and other benefits	$ 41	$ 60
Share-based payments	16	20
Total compensation	$ 57	$ 80